Debt (Details Narrative)																																			1 Months Ended	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 27, 2025 USD ($) $ / shares shares	Jun. 12, 2025 USD ($)	May 09, 2025 USD ($)	Apr. 17, 2025 USD ($)	Mar. 31, 2025 USD ($) $ / shares	Feb. 07, 2025 USD ($)	Jan. 30, 2025 USD ($) $ / shares	Dec. 12, 2024 USD ($)	Dec. 10, 2024 USD ($)	Sep. 24, 2024 USD ($)	Sep. 23, 2024 USD ($) $ / shares shares	Sep. 20, 2024 USD ($) $ / shares	Sep. 19, 2024 USD ($) shares	Sep. 13, 2024 USD ($)	Sep. 05, 2024 USD ($) $ / shares shares	Aug. 16, 2024 USD ($)	Jul. 22, 2024 USD ($)	May 22, 2024 USD ($) shares	May 03, 2024 USD ($) $ / shares	Apr. 18, 2024 USD ($)	Mar. 26, 2024 USD ($)	Feb. 09, 2024 shares	Feb. 05, 2024 USD ($) shares	Dec. 15, 2023 $ / shares shares	Dec. 14, 2023 USD ($) $ / shares shares	Dec. 13, 2023 USD ($)	Nov. 16, 2023 USD ($)	Nov. 06, 2023	Oct. 03, 2023 USD ($)	Sep. 13, 2023 USD ($)	Aug. 30, 2023 USD ($)	Jul. 19, 2022 USD ($)	Mar. 21, 2022	Feb. 19, 2021 USD ($)	Oct. 31, 2024 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) Integer $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 $ / shares	Feb. 04, 2025 USD ($)	Dec. 23, 2024 $ / shares	Dec. 18, 2024 $ / shares	Sep. 30, 2024	May 31, 2024 USD ($)	Feb. 14, 2024 $ / shares	Jan. 31, 2024 $ / shares	Mar. 31, 2023 USD ($)	Dec. 21, 2022 $ / shares	Oct. 10, 2022 USD ($)	Sep. 30, 2022 USD ($)	Jul. 31, 2022 USD ($)	Mar. 31, 2022 USD ($)
Debt Instrument [Line Items]
Common stock, value																																				$ 245			$ 245			$ 80	$ 26
Aggregate principal amount																									$ 3,500,000
Aggregate principal amount																							$ 4,500,000
Common stock, par value | $ / shares																																				$ 0.0001			$ 0.0001			$ 0.0001	$ 0.0001
Prepayment premium																																							$ 3,640,000	$ 750,000		$ 750,000
Expected term																																							10 years
Risk free rate																																							4.45%
Estimated equity volatility																																							110.95%
Fair value adjustment of convertible note																																				$ 78,900			$ 238,000
Fair Value adjustment of promissory note																																				34,000			578,000
Loss on debt extinguishment																																				145,221			4,488,627	527,980		680,762
Proceeds from issuance of common stock																																								1,854,818		$ 6,257,368	$ 30,761
Shares issued																																				$ 329,996		300,000
Number of promissory notes In connection with merger | Integer																																											2
Common stock shares outstanding | shares																																				2,478,587			2,478,587			819,516	258,529
Yorkville Standby Equity Purchase Agreement [Member]
Debt Instrument [Line Items]
Aggregate principal amount																					$ 1,500,000		1,000,000
Cash proceeds from issuance of convertible notes																					1,250,000		900,000
Debt discount upon issuance																					250,000		100,000
Increased principal amount agreed to advance																							1,000,000
Aggregate principal amount																							4,500,000
Floor price | $ / shares																																																			$ 0.294
Maximum floor price | $ / shares																																																				$ 2.00
Amended Debt Repayment Agreement [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date, description																																										Under the Amended Debt Repayment Agreement, the Company and Yorkville also agreed to extend the maturity date of the Promissory Notes to the date that is 120 days after the closing of the offering and to satisfy the $75,000 payment premium due in connection with an early redemption through the issuance of an Advance Notice for shares of Class A Common Stock (the “Q2 Prepayment Premium”).
Alco [Member]
Debt Instrument [Line Items]
Aggregate principal amount																																$ 2,101,744																										$ 2,000,000
Debt discount upon issuance																																												$ 151,000
Debt instrument, interest rate																																												20.00%
Interest expense debt																																												$ 124,621
Loss on debt extinguishment																																$ 56,653
Debt instrument, convertible terms																																	The outstanding principal and interest under the Old Alco Note was, at the Holder’s election, either (i) effective upon the closing of an Equity Financing (as defined in the agreement), to be converted into shares of the same series of preferred stock of the Company issued to other investors in the Equity Financing (the “Equity Financing Securities”) at a conversion price equal to 85% of the price per share of Equity Financing Securities paid by the other investors in the Equity Financing, with any resulting fraction of a share rounded to the nearest whole share (with 0.5 being rounded up) (the “Conversion Option”) or (ii) immediately prior to the closing of an Equity Financing, become due and payable in cash.
Equity percentage owned percentage																																	15.00%
Debt instrument conversion percentage																																	85.00%
Contractual interest																																												100,274
Amortization of the discount																																												$ 24,347
Alco Manson Ward And D N X [Member]
Debt Instrument [Line Items]
Aggregate principal amount																																																								$ 4,200,538	$ 4,200,538
Related Party [Member]
Debt Instrument [Line Items]
Bifurcated embedded derivative																																				$ 1,000			$ 1,000			$ 63,000
Change in fair value																																				(19,000)			(62,000)			51,000	3,063,278
Related Party Convertible Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount																									$ 7,271,368
Debt discount upon issuance																																											1,126,451
Debt instrument, interest rate																																									8.00%
Conversion of stock, shares converted | shares																									2,293
Interest expense																																											2,307,013
Interest expense debt																																											464,071
Debt related commitement fees and debt issuance costs																																											1,842,942
Debt instrument, convertible terms																																									The Related Party Convertible Notes bear interest at a rate of 8% per annum, and are convertible into the same series of capital stock of the Company to be issued to other investors upon a Qualified Financing (as defined in the agreement) at a conversion price equal to the lesser of (i) 80% of the per share price paid by the cash purchasers of such Qualified Financing Securities (as defined in the agreement) in the Qualified Financing, or (ii) the conversion price obtained by dividing $50,000,000 by the Fully Diluted Capitalization (as defined in the agreement). If not sooner converted or prepaid, the Convertible Notes are payable no later than the earlier of (a) the written demand by the holders of a majority-in-interest of the Notes then outstanding on or after September 1, 2023, (b) consummation of a Liquidity Event (as defined in the agreement), or (c) the written demand by the Majority Holders (as defined in the agreement) after an Event of Default (as defined in the agreement) has occurred. In the event of a Liquidity Event (as defined below) while this Note is outstanding, immediately prior to the closing of such Liquidity Event and in full satisfaction of this Note, an amount equal to the greater of (a) the Outstanding Amount, or (b) two times (2x) the principal amount of this Note then outstanding shall become immediately due and payable in cash.
Debt instrument conversion percentage																																									80.00%
Conversion price | $ / shares																																									$ 50,000,000
Related Party Convertible Notes [Member] | Alco Manson Ward D N X And William Bryant [Member]
Debt Instrument [Line Items]
Aggregate principal amount																																									$ 2,583,000												$ 2,583,000
Nonrelated Party [Member]
Debt Instrument [Line Items]
Aggregate principal amount																									$ 3,346,232
Debt instrument, interest rate																																									8.00%
Conversion of stock, shares converted | shares																									1,060
Change in fair value																																											1,404,863
Debt instrument, convertible terms																																									The Third Party Convertible Notes bear interest at a rate of 8% per annum, and are convertible into the same series of capital stock of the Company to be issued to other investors upon a Qualified Financing (as defined in the agreement) at a conversion price equal to the lesser of (i) 80% of the per share price paid by the cash purchasers of such Qualified Financing Securities (as defined in the agreement) in the Qualified Financing, or (ii) the conversion price obtained by dividing $50,000,000 by the Fully Diluted Capitalization (as defined in the agreement). If not sooner converted or prepaid, the Convertible Notes are payable no later than the earlier of (a) the written demand by the holders of a majority-in-interest of the Notes then outstanding on or after September 1, 2023, (b) consummation of a Liquidity Event (as defined in the agreement), or (c) the written demand by the Majority Holders (as defined in the agreement) after an Event of Default (as defined in the agreement) has occurred. In the event of a Liquidity Event (as defined below) while this Note is outstanding, immediately prior to the closing of such Liquidity Event and in full satisfaction of this Note, an amount equal to the greater of (a) the Outstanding Amount, or (b) two times (2x) the principal amount of this Note then outstanding shall become immediately due and payable in cash.
Debt instrument conversion percentage																																									80.00%
Conversion price | $ / shares																																									$ 500,000
Reverse Stock Split [Member]
Debt Instrument [Line Items]
Common stock, value																																										$ 82
Common stock, par value | $ / shares																																										$ 0.0001
Shares issued																																										$ 784,943
Common stock shares outstanding | shares																																										819,516
Reverse Stock Split [Member] | Related Party [Member]
Debt Instrument [Line Items]
Bifurcated embedded derivative																																										$ 63,000
Twenty Twenty Four C P B F Convertible Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount											$ 10,758,775																															283,315
Debt instrument, maturity date											Feb. 19, 2027
Debt instrument, interest rate											15.50%
Debt instrument conversion price per share | $ / shares											$ 38.90
Loss on debt extinguishment															$ 6,529,402
Debt instrument, increase in interest rate of an event of default											20.00%
Exit fee, percentage											1.00%
Subordinated Secured Promissory Note [Member]
Debt Instrument [Line Items]
Administrative agent fees								$ 120,000						$ 12,500
Aggregate principal amount								$ 2,400,000						$ 262,500
Debt instrument, maturity date								Jul. 10, 2025						Mar. 03, 2025
Debt instrument, interest rate								44.00%						48.00%
Proceeds from issuance of secured debt								$ 1,782,438						$ 250,000
July Agile Note [Member]
Debt Instrument [Line Items]
Early prepayment of remaining outstanding balances								319,500
September Agile Note [Member]
Debt Instrument [Line Items]
Early prepayment of remaining outstanding balances								178,063
December Agile Note [Member]
Debt Instrument [Line Items]
Loss on debt extinguishment								$ 1,071,563
Agile Term Notes [Member]
Debt Instrument [Line Items]
Payment of debt																																				1,929,885	$ 3,540,800					$ 1,857,151
Debt instrument, interest rate																																										5.00%							5.00%
Interest expense																																							$ 681,928			$ 100,095
August 1800 Diagonal Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount																$ 184,000
Debt instrument, maturity date																Jun. 15, 2025
Debt instrument, interest rate																12.00%
Proceeds from issuance of secured debt																$ 152,000
Original issue discount																24,000
Debt instrument unamortized debt issuance costs incurred during the period																8,000
August 1800 Diagonal Note [Member] | Additional Tranche [Member]
Debt Instrument [Line Items]
Aggregate principal amount																$ 750,000
September 1800 Diagonal Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount										$ 124,200
Debt instrument, maturity date										Jul. 30, 2025
Debt instrument, interest rate										12.00%
Proceeds from issuance of secured debt									$ 100,000	$ 100,000
Original issue discount										16,200
Debt instrument unamortized debt issuance costs incurred during the period										8,000
December 1800 Diagonal Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount									$ 124,200
Debt instrument, maturity date									Oct. 15, 2025
Debt instrument, interest rate									12.00%
Proceeds from issuance of secured debt									$ 100,000
Original issue discount									16,200
Debt instrument unamortized debt issuance costs incurred during the period									$ 8,000
February 1800 Diagonal Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount						$ 124,200
Debt instrument, maturity date						Dec. 15, 2025
Debt instrument, interest rate						12.00%
Proceeds from issuance of secured debt						$ 100,000
Original issue discount						16,200
Debt instrument unamortized debt issuance costs incurred during the period						$ 8,000
April 1800 Diagonal Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount				$ 230,000
Debt instrument, maturity date				Feb. 15, 2026
Debt instrument, interest rate				12.00%
Proceeds from issuance of secured debt				$ 192,000
Original issue discount				30,000
Debt instrument unamortized debt issuance costs incurred during the period				$ 8,000
May 1800 Diagonal Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount			$ 163,300
Debt instrument, maturity date			Feb. 15, 2026
Debt instrument, interest rate			12.00%
Proceeds from issuance of secured debt			$ 135,000
Original issue discount			21,300
Debt instrument unamortized debt issuance costs incurred during the period			$ 7,000
Thousand Eight Hundred Diagonal Notes [Member]
Debt Instrument [Line Items]
Payment of debt																																				316,719	145,286
Interest expense																																				60,241						$ 12,251
Debt instrument, convertible terms																																							The Notes become convertible at the lender’s option upon an event of default, at a conversion price equal to the quotient resulting from dividing the Conversion Amount, measured as the sum of (1) the principal amount of the Note or Notes being converted in such conversion, plus (2) at the lender’s option, accrued and unpaid interest, if any, on such principal amount at the interest rates to the respective note or notes being converted through the conversion date, plus (3) at the lender’s option, the default interest, divided by the “Conversion Price” then in effect on the date specified in the notice of conversion (the conversion date). The Conversion Price will be measured as seventy-five percent (75%) multiplied by the market price, which means the lowest trading price for the Company’s Common Stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date.			The Notes become convertible at the lender’s option upon an event of default, at a conversion price equal to the quotient resulting from dividing the Conversion Amount, measured as the sum of (1) the principal amount of the Note or Notes being converted in such conversion, plus (2) at the lender’s option, accrued and unpaid interest, if any, on such principal amount at the interest rates to the respective note or notes being converted through the conversion date, plus (3) at the lender’s option, the default interest, divided by the “Conversion Price” then in effect on the date specified in the notice of conversion (the conversion date). The Conversion Price will be measured as seventy-five percent (75%) multiplied by the market price, which means the lowest trading price for the Company’s Common Stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date.
Percentage of common stock shares convertible																																										4.99%
Private Placement Offering 3 I L P [Member]
Debt Instrument [Line Items]
Aggregate principal amount	$ 11,000,000																																			2,200,000			$ 2,200,000
Debt instrument, interest rate	10.00%
Prepayment premium																																							$ 183,333
Expected term																																							1 year
Discounted market interest rate																																							1000.00%
Risk free rate																																							3.88%
Estimated equity volatility																																							180.00%
Probability of optional redemption rate																																							28.70%
Interest expense																																							$ 0
Proceeds from issuance of secured debt																																							$ 1,725,000
Debt instrument, interest rate	10.00%
Debt instrument, maturity term	12 months
Debt instrument, drew, principal | $ / shares																																							$ 2,200,000
Percentage of premium buyer require to redeem, event of default	15.00%
Two Thousand Twenty Two Third Party Convertible Notes [Member] | Third Party Creditors [Member]
Debt Instrument [Line Items]
Aggregate principal amount																																																								1,761,206
Third Party Convertible Notes [Member] | Third Party Creditors [Member]
Debt Instrument [Line Items]
Aggregate principal amount																																																								$ 1,435,000
Alco August Promissory Note [Member] | Alco [Member]
Debt Instrument [Line Items]
Aggregate principal amount																															$ 150,000
Debt instrument, maturity date																															Apr. 29, 2024
Debt instrument, interest rate																															8.00%
Interest expense																																										$ 11,284	4,494
Interest expense debt																																										8,022	4,044
Debt related commitement fees and debt issuance costs																																										3,261	450
Debt instrument unamortized debt issuance costs gross																															$ 3,711
Principal amount outstanding																																											150,000
Accrued interest outstanding																																											4,044
Alco September Promissory Note [Member] | Conversion And Settlement [Member]
Debt Instrument [Line Items]
Loss on debt extinguishment											$ 4,808,882
Grant date fair value of warrants issued													$ 3,687,812
Alco September Promissory Note [Member] | Conversion And Settlement [Member] | Pre Funded Warrant [Member]
Debt Instrument [Line Items]
Grant date fair value of warrants issued													4,080,194
Alco September Promissory Note [Member] | Measurement Input, Discount for Lack of Marketability [Member] | Put Option [Member]
Debt Instrument [Line Items]
Cash proceeds from issuance of convertible notes																													$ 500,000	$ 1,000,000
Lock-up period																													180	180
Maximum borrowing capacity																													$ 500,000	$ 1,000,000
Holding period for shares																													8 months 19 days	9 months 7 days
Estimated re-levered equity volatility rate																											54.00%		52.00%	54.00%
Commensurate risk-free rate																											5.20%		5.40%	5.30%
Expected percentage of completing the Merger																												100.00%	80.00%	80.00%
Alco September Promissory Note [Member] | Alco [Member]
Debt Instrument [Line Items]
Aggregate principal amount																														$ 1,500,000
Debt discount upon issuance																														$ 638,808
Debt instrument, maturity date																														Sep. 30, 2024
Debt instrument, interest rate																														8.00%
Debt issuance costs																														$ 8,588
Interest expense																																										283,188	478,815
Interest expense debt																																										92,822	30,575
Debt related commitement fees and debt issuance costs																																										190,366	448,240
Principal amount outstanding																																											1,500,000
Accrued interest outstanding																																											30,575
Alco November Promissory Note [Member] | Measurement Input, Discount for Lack of Marketability [Member] | Put Option [Member]
Debt Instrument [Line Items]
Lock-up period																											180
Holding period for shares																											7 months 6 days
Alco November Promissory Note [Member] | Alco [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date																										Dec. 31, 2024	Apr. 13, 2024
Debt instrument, interest rate																											8.00%
Interest expense																											$ 321,189																94,005
Interest expense debt																																										43,891	7,397
Debt related commitement fees and debt issuance costs																																										277,298	86,608
Debt instrument unamortized debt issuance costs gross																											363,905
Principal amount outstanding																																											750,000
Accrued interest outstanding																																											7,397
Alco December Promissory Note [Member] | Measurement Input, Discount for Lack of Marketability [Member] | Put Option [Member]
Debt Instrument [Line Items]
Lock-up period																										180
Holding period for shares																										5 months 26 days
Estimated re-levered equity volatility rate																										47.00%
Commensurate risk-free rate																										5.20%
Expected percentage of completing the Merger																										100.00%
Alco December Promissory Note [Member] | Alco [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate																										8.00%
Interest expense																																										936,941	39,087
Interest expense debt																																										117,040	7,890
Debt related commitement fees and debt issuance costs																																										$ 819,901	31,197
Debt instrument unamortized debt issuance costs gross																										$ 1,496,252
Principal amount outstanding																																											2,000,000
Accrued interest outstanding																																											7,890
Alco April Two Thousand Twenty Four Amendment [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date range, end																				May 31, 2024
Alco April Two Thousand Twenty Four Amendment [Member] | Alco [Member]
Debt Instrument [Line Items]
Proceeds from issuance of common stock																				$ 4,000,000
Alco April Two Thousand Twenty Four Amendment [Member] | Alco [Member] | Conversion And Settlement [Member]
Debt Instrument [Line Items]
Loans payable current													$ 4,711,681
Seven G C Promissory Notes [Member]
Debt Instrument [Line Items]
Loans payable current																																											$ 2,540,091
CPBF Lending LLC [Member]
Debt Instrument [Line Items]
Debt Instrument, covenant compliance description																																							For all respective periods presented, the Company was not in compliance with the Minimum Gross Profit Margin covenant in section 7.14.1 of the Loan Agreement, the Minimum ARR Growth covenant in section 7.14.2 of the Loan Agreement, and the Fixed Charge Coverage Ratio covenant in section 7.14.3 of the Loan Agreement. As a result of the Company’s noncompliance with the financial covenants, the entire principal amount and all unpaid and accrued interest will be classified as current on the Company’s consolidated balance sheets.			For all respective periods presented, the Company was not in compliance with the Minimum Gross Profit Margin covenant in section 7.14.1 of the Loan Agreement, the Minimum ARR Growth covenant in section 7.14.2 of the Loan Agreement, and the Fixed Charge Coverage Ratio covenant in section 7.14.3 of the Loan Agreement. As a result of the Company’s noncompliance with the financial covenants, the entire principal amount and all unpaid and accrued interest will be classified as current on the Company’s consolidated balance sheets.
Derivatives measured at fair value											12,000																							$ 3,000
Bifurcated embedded derivative																																				1,000			$ 1,000			$ 51,000
Change in fair value																																							62,000			$ 51,000
Shares issued upon conversion of option, value																																			$ 216,284
Debt conversion original amount											$ 2,000,000
Exercise price description											The CP BF Warrant can be exercised at an initial exercise price of $38.90 per share, subject to adjustment for a term of five years. The CP BF Pre-Funded Warrant will be exercisable at any time after the date of issuance at an exercise price of $0.0001. Neither warrant may be exercised if the holder, together with its affiliates, would beneficially own more than 19.99% of the number of shares of Common Stock outstanding immediately after giving effect to such exercise. Both warrants may be exercised via cash or cashless exercise.
Warrants exercise price | $ / shares											$ 38.90
Proceeds from issuance of private placement										4,600,000
Exit fee percentage																																													1.00%
Debt covenant description																																										The Loan Agreement contains customary covenants, including restrictions on the Company’s ability to incur indebtedness, grant liens or security interest on assets, make acquisitions, loans, advances or investments, or sell or otherwise transfer assets, among others. The Loan Agreement also contains other financial covenants related to minimum gross profit margin, minimum ARR (Annual Recurring Revenue) growth rate, and fixed charge ratio, among other financial covenants per the terms of the Loan Agreement.
CPBF Lending LLC [Member] | Term Note [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate																																													14.00%
Paid in kind interest																																													1.50%
Capitalized debt issuance costs																																		310,589
CPBF Lending LLC [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Debt instrument conversion price per share | $ / shares																																													$ 133.64
Paid in kind interest																																													15.50%
Debt instrument, interest rate																																						16.00%		16.00%
Capitalized debt issuance costs																																		$ 71,674
CPBF Lending LLC [Member] | Convertible Debt [Member] | Reverse Stock Split [Member]
Debt Instrument [Line Items]
Debt instrument conversion price per share | $ / shares																																													$ 1,336.40
CPBF Lending LLC [Member] | Medium-Term Note [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate																																						16.00%		16.00%		16.00%	16.00%
CPBF Lending LLC [Member] | Twenty Twenty Four C P B F Convertible Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount																																				870,190			870,190
Cash proceeds from issuance of convertible notes										$ 3,000,000
Debt instrument, interest rate																																						15.40%		15.40%		15.40%
Interest expense																																										$ 368,525
Interest expense debt																																										369,459
Debt related commitement fees and debt issuance costs																																										934
Percentage of capital stock issued										20.00%
CPBF Lending LLC [Member] | First Amendment Convertible Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount																																																							$ 321,345
Lending [Member] | Twenty Twenty Four C P B F Convertible Note [Member]
Debt Instrument [Line Items]
Interest expense																																				318,718			654,108
Interest expense debt																																				319,574			655,849
Debt related commitement fees and debt issuance costs																																				$ 855			$ 1,740
Yorkville Promissory Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount					$ 1,695,000		$ 3,500,000																														$ 1,695,000					0	$ 1,766,000
Convertible promissory note, payment premium percentage							4.00%																														4.00%
Expected term							6 months																														3 months 29 days		2 months 26 days				5 months 15 days
Discount price | $ / shares					$ 11.20		$ 22.40																													$ 0.17	$ 11.20		$ 0.17				$ 1.88
Discounted market interest rate							8.70%																														11.30%		20.60%				14.00%
Risk free rate							4.27%																														4.29%		5.48%				5.28%
Estimated equity volatility							224.00%																														171.00%		125.00%				71.00%
Debt instrument, principal payment							$ 3,640,000
Aggregate outstanding principal amount							3,500,000
Redemption premium amount							$ 140,000
Probability of optional redemption rate																																							75.00%				10.00%
Interest expense																																										80,760
Debt																																										0	$ 2,000,000
Gain (loss) on change in fair value of convertible notes liability																																										693,000	$ 34,000
Loan agreement with cpbf Lending Llc [Member]
Debt Instrument [Line Items]
Principal amount outstanding																																										$ 6,500,000
Loan agreement with cpbf Lending Llc [Member] | Term Note [Member]
Debt Instrument [Line Items]
Interest expense debt																																						$ 267,359		$ 533,707
Loan agreement with cpbf Lending Llc [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate																																										16.00%	16.00%
Interest expense																																										$ 350,430	$ 422,507
Interest expense debt																																										325,818	395,575
Debt related commitement fees and debt issuance costs																																										24,612	26,932
Loan agreement with cpbf Lending Llc [Member] | Medium-Term Note [Member]
Debt Instrument [Line Items]
Interest expense																																						294,613		586,940		851,175	1,140,106
Interest expense debt																																										772,550	1,058,230
Debt related commitement fees and debt issuance costs																																						27,254		53,233		78,625	81,876
Convertible Debt [Member] | Term Note [Member]
Debt Instrument [Line Items]
Interest expense debt																																						112,908		221,504
Convertible Debt [Member] | Medium-Term Note [Member]
Debt Instrument [Line Items]
Interest expense																																						121,448		237,859
Debt related commitement fees and debt issuance costs																																						$ 8,540		$ 16,355
2024 CP BF Convertible Note [Member] | Related Party [Member]
Debt Instrument [Line Items]
Loss on debt extinguishment															$ 6,529,402
Common stock outstanding percentage															16.00%
2024 CP BF Convertible Note [Member] | CPBF Lending LLC [Member]
Debt Instrument [Line Items]
Aggregate principal amount															$ 10,758,775
Debt instrument, interest rate															20.00%
Debt instrument conversion price per share | $ / shares															$ 38.90
Debt instrument, interest rate															15.50%
Prepayment description															(i) all accrued interest with respect to the principal amount so prepaid through the date the prepayment is made and (ii) the Exit Fee with respect to the principal amount so prepaid, calculated as 1.0% of the outstanding principal balance of the loans, with only the portion of the principal balance so converted counted for purposes of determining the applicable Exit Fee; and provided further, that, in the event of a partial prepayment of the loans, the Exit Fee shall be calculated on the principal amount so repaid and not on the entire outstanding principal balance thereof, and (iii) all other Obligations, if any, that shall have become due and payable hereunder with respect to the principal amount so prepaid. The 2024 CP BF Convertible Note obtain features that relate to the mandatory prepayment, either partially or in whole, upon certain contingent events.
March Agile Note [Member] | Subordinated Secured Promissory Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount					$ 4,000,000																																$ 4,000,000
Premium payment																																					$ 1,755,895
Debt instrument, maturity date																																					Nov. 12, 2025
Debt instrument, interest rate					44.00%																																44.00%
Proceeds from issuance of secured debt																																					$ 2,044,105
March Agile Note [Member] | Subordinated Secured Promissory Note [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Administrative agent fees					$ 200,000																																200,000
Aggregate principal amount					4,000,000																																$ 4,000,000
Premium payment					$ 1,755,895
Debt instrument, maturity date					Nov. 12, 2025
Debt instrument, interest rate					44.00%																																44.00%
Proceeds from issuance of secured debt					$ 2,044,105
June Agile Note [Member] | Subordinated Secured Promissory Note [Member]
Debt Instrument [Line Items]
Administrative agent fees		$ 12,500			200,000																																$ 200,000
Aggregate principal amount		$ 262,500
Debt instrument, maturity date		Dec. 15, 2025
Debt instrument, interest rate		48.00%
Loss on debt extinguishment																																					1,769,895
Proceeds from issuance of secured debt		$ 250,000
Two Thousand And Twenty Two Convertible Notes [Member]
Debt Instrument [Line Items]
Debt discount upon issuance																																											559,390
Interest expense																																											1,063,093
Interest expense debt																																											188,059
Debt related commitement fees and debt issuance costs																																											$ 875,034
March Yorkville Promissory Notes [Member] | Yorkville Standby Equity Purchase Agreement [Member]
Debt Instrument [Line Items]
Aggregate principal amount																																										750,000
Yorkville Advisors Global LP [Member] | Standby Equity Purchase Agreement [Member]
Debt Instrument [Line Items]
Cash proceeds from issuance of convertible notes																									$ 1,800,000
Debt discount upon issuance																									200,000
Yorkville Advisors Global LP [Member] | Yorkville Convertible Notes [Member] | Standby Equity Purchase Agreement [Member]
Debt Instrument [Line Items]
Prepayment premium																		$ 1,000,000
Percentage of repayment of convertible debt, amount																		10.00%
Yorkville Advisors Global LP [Member] | Yorkville Convertible Note [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date							Jul. 31, 2025
Debt instrument, interest rate							18.00%
Prepayment premium							$ 1,000,000
Convertible promissory note, payment premium percentage							4.00%
Minimum redemption notice period							10 days
Yorkville Advisors Global LP [Member] | Yorkville Convertible Note [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Aggregate principal amount							$ 3,500,000
Debt instrument, maturity date							Jul. 31, 2025
Prepayment premium							$ 1,500,000
Convertible promissory note, payment premium percentage							4.00%
Debt instrument conversion price per share | $ / shares							$ 2.00
Debt instrument, increase in interest rate							18.00%
Yorkville Advisors Global LP [Member] | Yorkville Convertible Note [Member] | Standby Equity Purchase Agreement [Member]
Debt Instrument [Line Items]
Aggregate principal amount																									$ 2,000,000
Yorkville Advisors Global LP [Member] | Yorkville Promissory Notes [Member] | Yorkville Standby Equity Purchase Agreement [Member]
Debt Instrument [Line Items]
Aggregate principal amount																																										1,000,000
Yorkville Advisors Global LP [Member] | December Yorkville Convertible Note [Member] | Standby Equity Purchase Agreement [Member]
Debt Instrument [Line Items]
Aggregate outstanding principal amount																																										$ 2,000,000
Seven Gc Co Holdings Inc [Member]
Debt Instrument [Line Items]
Debt instrument conversion price per share | $ / shares																																																						$ 5,000.00
Seven Gc Co Holdings Inc [Member] | Alco November Promissory Note [Member] | Alco Share Transfer Agreements [Member]
Debt Instrument [Line Items]
Debt conversion, description																																										for each $5,000.00 in principal borrowed under the Alco September and November Promissory Notes, the Sponsor agreed to forfeit one share of 7GC Class B Common Stock held by the Sponsor, in exchange for the right of Alco to receive one New Banzai Class A Share. For each $5,000.00 in principal borrowed under the December Note, the Sponsor agreed to forfeit three shares of 7GC Class B Common Stock held by the Sponsor, in exchange for the right of Alco to receive three New Banzai Class A Shares. Such forfeited and issued shares under the Alco September, November, and December Promissory Notes are capped at an amount equal to 300,150, and 1,200, respectively.
Lock-up period																										180
Common Stock [Member]
Debt Instrument [Line Items]
Share issued | shares																																						1,811				19,000
Shares issued																																				$ 6
Common stock shares outstanding | shares																																				2,247,473			2,247,473			588,402
Common Stock [Member] | Reverse Stock Split [Member]
Debt Instrument [Line Items]
Shares issued																																										$ 2
Common Stock [Member] | CPBF Lending LLC [Member]
Debt Instrument [Line Items]
Share issued | shares											7,000
Debt conversion, shares | shares											26,085
Warrant [Member] | CPBF Lending LLC [Member]
Debt Instrument [Line Items]
Debt conversion, shares | shares											56,555
Prefunded Warrants [Member] | CPBF Lending LLC [Member]
Debt Instrument [Line Items]
Debt conversion, shares | shares											30,470
Common Class A [Member]
Debt Instrument [Line Items]
Common stock, par value | $ / shares																									$ 0.0001
Common stock shares outstanding | shares																									819,516											2,247,473			2,247,473			588,402	27,416
Common Class A [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Aggregate principal amount																																														$ 16,666
Common Class A [Member] | Conversion Of 7 Gc Promissory Notes [Member] | Sponsor [Member]
Debt Instrument [Line Items]
Share issued | shares																						1,781
Common Class A [Member] | Yorkville Standby Equity Purchase Agreement [Member]
Debt Instrument [Line Items]
Common stock, par value | $ / shares																									$ 0.0001
Conversion of stock, shares converted | shares																																										2,891
Common Class A [Member] | Reverse Stock Split [Member]
Debt Instrument [Line Items]
Common stock shares outstanding | shares																																										588,403
Common Class A [Member] | Private Placement Offering 3 I L P [Member]
Debt Instrument [Line Items]
Common stock, par value | $ / shares	$ 0.0001
Common Class A [Member] | Alco September Promissory Note [Member] | Conversion And Settlement [Member]
Debt Instrument [Line Items]
Share issued | shares													28,242
Shares issued													$ 1,098,614
Common Class A [Member] | CPBF Lending LLC [Member]
Debt Instrument [Line Items]
Share issued | shares															70,000																				5,560
Common stock price per share | $ / shares																																			$ 38.90
Shares issued upon conversion of option, value																																			$ 216,284
Percentage of owned, related party															16.00%
Common Class A [Member] | March Yorkville Promissory Notes [Member] | Yorkville Standby Equity Purchase Agreement [Member]
Debt Instrument [Line Items]
Conversion of stock, shares converted | shares																																										14,986
Common Class A [Member] | Yorkville Advisors Global LP [Member] | Standby Equity Purchase Agreement [Member]
Debt Instrument [Line Items]
Conversion of stock, shares converted | shares																																										27,539
Common Class A [Member] | Yorkville Advisors Global LP [Member] | Yorkville Convertible Note [Member]
Debt Instrument [Line Items]
Common stock, par value | $ / shares							$ 0.0001
Debt instrument conversion price per share | $ / shares							20.00
Common Class A [Member] | Yorkville Advisors Global LP [Member] | Yorkville Convertible Note [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Common stock, par value | $ / shares							$ 0.0001
Minimum redemption notice period							10 days
Common Class A [Member] | Common Stock [Member] | CPBF Lending LLC [Member]
Debt Instrument [Line Items]
Share issued | shares																																			5,560
Common stock price per share | $ / shares																																			$ 38.90
Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global LP [Member]
Debt Instrument [Line Items]
Aggregate principal amount							$ 3,500,000
Cash proceeds from issuance of convertible notes							3,140,000
Debt discount upon issuance							350,000
Debt issuance costs							$ 10.00
Common Class B [Member]
Debt Instrument [Line Items]
Common stock shares outstanding | shares																																				231,114			231,114			231,114	231,113
Common Class B [Member] | Yorkville Standby Equity Purchase Agreement [Member]
Debt Instrument [Line Items]
Common stock, par value | $ / shares																									$ 0.0001
Common Class B [Member] | Reverse Stock Split [Member]
Debt Instrument [Line Items]
Common stock shares outstanding | shares																																										231,113
Common Class B [Member] | CPBF Lending LLC [Member]
Debt Instrument [Line Items]
Share issued | shares											231,114
Common Stock [Member]
Debt Instrument [Line Items]
Common stock shares outstanding | shares																																				2,478,587			2,478,587			819,516	258,529
Common Stock [Member] | Reverse Stock Split [Member]
Debt Instrument [Line Items]
Common stock shares outstanding | shares																																										819,516
Common Stock [Member] | Private Placement Offering 3 I L P [Member]
Debt Instrument [Line Items]
Floor price | $ / shares	$ 0.11
Minimum percentage of outstanding common Stock, buyer hold	4.99%
Maximum percentage of outstanding common Stock, buyer hold	9.99%
Series A Preferred Stock [Member] | Alco [Member]
Debt Instrument [Line Items]
Equity percentage owned percentage																																	5.00%
Series A Preferred Stock [Member] | Alco August Promissory Note [Member] | Alco [Member]
Debt Instrument [Line Items]
Equity percentage owned percentage																															10.00%
Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global LP [Member]
Debt Instrument [Line Items]
Cash proceeds from issuance of convertible notes																									$ 1,800,000
Debt discount upon issuance																									$ 200,000
Premium remaining payment																																										$ 2,000,000
Conversion rate percentage of common stock outstanding												10.00%
Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global LP [Member] | Yorkville Convertible Notes [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date																									Jan. 17, 2025
Debt instrument, interest rate																									0.00%
Conversion rate percentage of common stock outstanding																									9.99%
Conversion rate percentage of common stock outstanding																									10.00%
Prepayment premium																		$ 1,000,000
Percentage of repayment of convertible debt, amount																		10.00%
Debt instrument, increase in interest rate																									18.00%
Standby Equity Purchase Agreement [Member] | Common Class A [Member] | Yorkville Advisors Global LP [Member]
Debt Instrument [Line Items]
Conversion rate percentage of common stock outstanding												9.99%
Conversion of stock, shares converted | shares																																										27,538
Yorkville Standby Equity Purchase Agreement [Member]
Debt Instrument [Line Items]
Aggregate principal amount																					1,500,000		1,000,000
Cash proceeds from issuance of convertible notes																					1,250,000		900,000
Debt discount upon issuance																					$ 250,000		100,000
Increased principal amount agreed to advance																							1,000,000
Floor price | $ / shares																																																				2.94
Maximum floor price | $ / shares																									$ 100.00																											$ 20.00
Common stock price per share | $ / shares																									500.00
Yorkville Standby Equity Purchase Agreement [Member] | February Yorkville Promissory Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount																																										$ 1,000,000
Yorkville Standby Equity Purchase Agreement [Member] | March Yorkville Promissory Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount																																										$ 750,000
Yorkville Standby Equity Purchase Agreement [Member] | Common Class A [Member]
Debt Instrument [Line Items]
Common stock, par value | $ / shares																									0.0001
Common stock price per share | $ / shares																									5,000																						$ 16.80	$ 16.10
Yorkville Standby Equity Purchase Agreement [Member] | Common Class A [Member] | February Yorkville Promissory Note [Member]
Debt Instrument [Line Items]
Conversion of stock, shares converted | shares																																										2,891
Yorkville Standby Equity Purchase Agreement [Member] | Common Class A [Member] | March Yorkville Promissory Note [Member]
Debt Instrument [Line Items]
Conversion of stock, shares converted | shares																																										14,986
Yorkville Standby Equity Purchase Agreement [Member] | Common Class B [Member]
Debt Instrument [Line Items]
Common stock, par value | $ / shares																									$ 0.0001
Original Debt Repayment Agreement [Member]
Debt Instrument [Line Items]
Aggregate principal amount																			$ 2,000,000
Premium payment																			$ 200,000
Original Debt Repayment Agreement [Member] | Common Class A [Member]
Debt Instrument [Line Items]
Common stock, par value | $ / shares																			$ 0.0001
Amended Debt Repayment Agreement [Member]
Debt Instrument [Line Items]
Aggregate principal amount																		$ 750,000
Cash proceeds from issuance of convertible notes																		75,000
Aggregate principal amount																		750,000
Premium payment																		75,000
Premium advance																		110,040
Premium remaining payment																		35,040
Premium fair value																		115,800
Amended Debt Repayment Agreement [Member] | Floor Price Reduction Agreement [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate												18.00%
Amended Debt Repayment Agreement [Member] | Common Class A [Member]
Debt Instrument [Line Items]
Cash proceeds from issuance of convertible notes																		75,000
Aggregate principal amount																																																		$ 750,000
Premium payment																		$ 75,000
Share purchase | shares																		1,200
Premium advance																		$ 110,040
Premium remaining payment																		35,040
Premium fair value																		$ 115,800
Amended Debt Repayment Agreement [Member] | Common Class A [Member] | Reverse Stock Split [Member]
Debt Instrument [Line Items]
Share purchase | shares																		1,200
Floor Price Reduction Agreement [Member]
Debt Instrument [Line Items]
Premium payment												$ 700,000
Floor price | $ / shares												$ 20.00
Debt instrument, interest rate												0.00%
Debt instrument reduction amount												$ 700,000
Debt instrument adjusted amount | $ / shares												$ 2.00
Debt instrument extended maturity terms																																										maturity date for the Outstanding Promissory Notes is extended by 120 days to January 17, 2025.
Floor Price Reduction Agreement [Member] | Yorkville Advisors Global LP [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date												Jan. 17, 2025
Debt instrument, interest rate												0.00%
Subordinated Business Loan and Security Agreement [Member]
Debt Instrument [Line Items]
Aggregate principal amount																	$ 787,500
Debt instrument, maturity date																	Feb. 05, 2025
Debt instrument, interest rate																	42.00%
Proceeds from debt																	$ 750,000
Agent fees																	$ 37,500
Side Letter To The Loan Agreement [Member] | CPBF Lending LLC [Member] | Twenty Twenty Four C P B F Convertible Note [Member]
Debt Instrument [Line Items]
Debt instrument, convertible terms																																										On September 5, 2024, the Company entered into a side letter to the loan agreement with CP BF whereby the Company agreed to consolidate the Term Note, CP BF Convertible Note and First Amendment Convertible Note (combined the “Old CP BF Notes”) into a single convertible note (the “2024 CP BF Convertible Note”).
C P B F Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Warrants exercise price | $ / shares											$ 0.0001
Debt											$ 2,000,000
Warrant initial exercise price | $ / shares											$ 38.90
Percentage of number of shares of Common Stock outstanding											19.99%
C P B F Securities Purchase Agreement [Member] | Common Class A [Member]
Debt Instrument [Line Items]
Share issued | shares											26,085
C P B F Securities Purchase Agreement [Member] | Common Class B [Member] | Chief Executive Officer [Member]
Debt Instrument [Line Items]
Common stock shares outstanding | shares											231,114
Gem Agreement [Member]
Debt Instrument [Line Items]
Cash agreed to pay																							1,200,000
Aggregate principal amount																							1,000,000.0
Monthly installments																							100,000
Payment of debt																							$ 1,200,000
Shares issuable under the terms of promissory note | shares																							4,000
Gem Agreement [Member] | Gem Warrant [Member]
Debt Instrument [Line Items]
Warrants exercise price | $ / shares																								$ 3,245
Warrants purchased | shares																								1,657															1,657
Gem Agreement [Member] | Gem Warrant [Member] | Reverse Stock Split [Member]
Debt Instrument [Line Items]
Warrants exercise price | $ / shares																								$ 3,245.00
Gem Agreement [Member] | Common Class A [Member]
Debt Instrument [Line Items]
Convertible Debt																																				$ 215,057			$ 215,057			$ 215,057
Shares issuable under the terms of promissory note | shares																							200,000
Shares issued under the terms of promissory note | shares																																										19,000
Gem Agreement [Member] | Common Class A [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Convertible Debt					$ 0																																$ 0
Gem Agreement [Member] | Common Class A [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Shares issuable under the terms of promissory note | shares																																							19,000
Gem Agreement [Member] | Gem Term Sheet [Member]
Debt Instrument [Line Items]
Convertible Debt																									$ 2,000,000.0
Debt Instrument, Term																									5 years
Percentage of right to convert warrant to common shares																									0.00%
Administrative agent fees																									$ 2,000,000.0																		$ 2,000,000.0
Gem Agreement [Member] | Gem Term Sheet [Member] | Common Class A [Member] | Gem Warrant [Member]
Debt Instrument [Line Items]
Percentage of right to convert warrant to common shares																									3.00%
Maximum [Member]
Debt Instrument [Line Items]
Expected term																																								10 years		6 years 29 days	6 years 29 days
Discount price | $ / shares																																				$ 5,990		$ 305	$ 5,990	$ 305		$ 2,930.00	$ 5,990.00
Risk free rate																																								4.50%		4.45%	4.31%
Estimated equity volatility																																								85.00%		69.57%	110.95%
Maximum [Member] | Pre Funded Warrant [Member]
Debt Instrument [Line Items]
Warrants issued | shares											30,470
Maximum [Member] | Alco September Promissory Note [Member] | Conversion And Settlement [Member]
Debt Instrument [Line Items]
Warrants issued | shares													133,134
Maximum [Member] | Alco September Promissory Note [Member] | Conversion And Settlement [Member] | Pre Funded Warrant [Member]
Debt Instrument [Line Items]
Warrants issued | shares													104,892
Maximum [Member] | Alco September Promissory Note [Member] | Measurement Input, Discount for Lack of Marketability [Member] | Put Option [Member]
Debt Instrument [Line Items]
Percentage of discount lack of marketability																												15.00%	15.00%	16.00%
Maximum [Member] | Alco November Promissory Note [Member] | Alco [Member]
Debt Instrument [Line Items]
Aggregate principal amount																											$ 750,000
Maximum [Member] | Alco December Promissory Note [Member] | Measurement Input, Discount for Lack of Marketability [Member] | Put Option [Member]
Debt Instrument [Line Items]
Percentage of discount lack of marketability																										12.00%
Maximum [Member] | Alco December Promissory Note [Member] | Alco [Member]
Debt Instrument [Line Items]
Aggregate principal amount																										$ 2,000,000
Maximum [Member] | Yorkville Advisors Global LP [Member] | Yorkville Convertible Note [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate							6.00%
Maximum [Member] | Common Class A [Member]
Debt Instrument [Line Items]
Warrants issued | shares											56,555
Maximum [Member] | Common Stock [Member] | Private Placement Offering 3 I L P [Member]
Debt Instrument [Line Items]
Common stock issued by exercise of warrants | shares	67,124
Warrants purchased | shares	21,212
Maximum [Member] | Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global LP [Member]
Debt Instrument [Line Items]
Aggregate principal amount																									$ 3,500,000
Maximum [Member] | Yorkville Standby Equity Purchase Agreement [Member]
Debt Instrument [Line Items]
Maximum floor price | $ / shares																									$ 1,000
Maximum [Member] | Gem Agreement [Member] | Share Purchase Agreement [Member]
Debt Instrument [Line Items]
Common stock, value																									$ 100,000,000
Minimum [Member]
Debt Instrument [Line Items]
Expected term																																								5 years 9 months		5 years 7 months 9 days	5 years
Discount price | $ / shares																																				$ 14		$ 145	$ 14	$ 145		$ 150.00	$ 4,190.00
Risk free rate																																								4.20%		3.71%	3.46%
Estimated equity volatility																																								75.00%		61.00%	80.00%
Minimum [Member] | Alco September Promissory Note [Member] | Measurement Input, Discount for Lack of Marketability [Member] | Put Option [Member]
Debt Instrument [Line Items]
Percentage of discount lack of marketability																												9.50%	10.00%	10.70%
Minimum [Member] | Alco December Promissory Note [Member] | Measurement Input, Discount for Lack of Marketability [Member] | Put Option [Member]
Debt Instrument [Line Items]
Percentage of discount lack of marketability																										7.50%
Minimum [Member] | Yorkville Advisors Global LP [Member] | Yorkville Convertible Note [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate							0.00%
Minimum [Member] | Yorkville Advisors Global LP [Member] | Yorkville Convertible Note [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate							0.00%
Minimum [Member] | Series A Preferred Stock [Member] | Related Party Convertible Notes [Member] | D N X [Member]
Debt Instrument [Line Items]
Equity percentage owned percentage																																									5.00%
Minimum [Member] | Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global LP [Member]
Debt Instrument [Line Items]
Aggregate principal amount																									$ 2,000,000
Weighted Average [Member] | Alco September Promissory Note [Member]
Debt Instrument [Line Items]
Percentage of discount lack of marketability																												11.50%	11.50%	12.50%
Weighted Average [Member] | Alco December Promissory Note [Member]
Debt Instrument [Line Items]
Percentage of discount lack of marketability																										9.00%